Segment Reporting (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Net Income or Loss and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
December 31, 2024
Trust Account	$251,756,198
Cash	$2,107,309
For the Year Ended December 31, 2024
General and administrative expenses	$236,535
Interest earned on the Trust Account	$1,756,198
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
	September 30, 2025	December 31, 2024
Investments held in Trust Account	$259,730,180	$251,756,198
Cash	$1,049,403	$2,107,309
	For The Three Months Ended September 30, 2025	For The Three Months Ended September 30, 2024	For The Nine Months Ended September 30, 2025	For The Period From June 24, 2024 (Inception) Through September 30, 2024
General and administrative expenses	$2,615,816	$47,447	$3,212,856	$77,427
Interest earned on investments held in Trust Account	$2,685,470	$—	$7,973,982	$—